                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6108

                          INVESTORS MUNICIPAL CASH FUND
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Investors Municipal Cash Fund

SEMIANNUAL REPORT TO SHAREHOLDERS

September 30, 2003

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

Dear Shareholder:

Thank you for investing in Investors Municipal Cash Fund. To provide you with an update on holdings and financial highlights, on the following pages you will find the fund's semiannual report for the six-month period ended September 30, 2003. The fund's series includes:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

Briefly, for the six-month period ended September 30, 2003, the fund's portfolios achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review

Over the past six months, the US equity market made a strong comeback, and the bull market for bonds ended, at least for the moment. Early signs of renewed economic growth have largely been the result of the Federal Reserve's strong monetary and fiscal policy. Inflation is still under control, with the Fed retaining a strong focus on this issue. But the risk of deflation also remains a concern, and short-term interest rate increases by central banks seem unlikely in the near future. During the period, the supply of short-term municipal paper increased sharply due to soft economic growth and slowdowns in state tax collections. Yields on one-year notes rose substantially, and the municipal money market yield curve shifted from an inverted to a positive slope, signaling investor preference for shorter maturities.

Over the reporting period, we targeted an average maturity that was neutral to the benchmark. We also actively adjusted the fund's holdings to prepare for seasonal events such as April tax-time redemptions and increased issuance periods in June and July. Our neutral positioning helped the fund navigate a volatile environment for interest rates, as well as state and local government budgetary uncertainty. We continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential services revenue issues and "enhanced paper" - securities guaranteed by a third party such as a bank or insurance company. During the reporting period, we witnessed increased state issuance in the market, particularly Texas and California, which placed pressure

Fund Results
As of September 30, 2003

Fund	7-Day Current Yield*	Equivalent Taxable Yield
Tax-Exempt New York Money Market Fund	.16%	.27%
Investors Pennsylvania Municipal Cash Fund	.09%	.14%
Investors Florida Municipal Cash Fund	.07%	.11%
Investors New Jersey Municipal Cash Fund	.05%	.08%
Investors Michigan Municipal Cash Fund	.23%	.37%

Past performance is no guarantee of future results.
* Recent and any future declines in interest rate levels could cause the funds' earnings to fall below each fund's expense ratios, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current average yields of the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been ..16%, -.21%, -.63%, -.21% and -.41%, respectively, as of September 30, 2003.

on the market such that the one-year note yields were at levels not seen since April 2003. During the period, the funds were able to take advantage of this situation by participating in high-quality, liquid municipal note sales at attractive levels.

Currently the fund's portfolios are positioned with an average maturity target of approximately 40-45 days. Going forward, we continue to rebalance the fund's portfolios based on cash flows, asset growth, and supply and demand. We will also continue to manage the fund's portfolios conservatively, maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Joseph Benevento
Director, Deutsche Asset Management September 2003

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

Notes

Yields are historical, will fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York income tax rate of 40.01%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 36.82%, 39.14% and 37.60%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 35.00% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.99%
New York 99.99%
Albany, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 1.07%*, 11/1/2032 (b) (c)	300,000	300,000
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.17%*, 2/1/2017 (b)	430,000	430,000
Hempstead Industrial Development Agency, Trigen-Nassau Energy, AMT, 1.08%*, 9/15/2015 (b)	1,300,000	1,300,000
Long Island Power Authority, Electric System Revenue, 1.05%*, 5/1/2033 (b)	355,000	355,000
Long Island Power Authority, Electric System Revenue, Series 1A, 1.03%*, 5/1/2033 (b)	4,600,000	4,600,000
Long Island Power Authority, Electric System Revenue, Series 2A, 1.05%*, 5/1/2033 (b)	200,000	200,000
Nassau County, General Improvement, Series V, 5.15%, 3/1/2004 (b) (c)	100,000	101,713
New York and New Jersey, Port Authority, Special Obligation Revenue, 144A, 1.15%*, 6/1/2011 (b) (c)	800,000	800,000
New York and New Jersey, Port Authority, Consolidated Notes, Series UU, 2.0%, 10/15/2003 (b)	500,000	500,186
New York City, Transitional Finance Authority Revenue, Series 03-1, 1.16%*, 2/1/2016 (b)	2,020,000	2,020,000
New York City, Municipal Water Finance Authority, 1.2%*, 6/15/2018	900,000	900,000
New York City, Cultural Reserve Revenue, Asia Society, 1.05%*, 4/1/2030 (b)	100,000	100,000
New York City, General Obligation, 1.12%*, 8/1/2017 (b)	100,000	100,000
New York City, General Obligation, Series A-3, 1.1%*, 8/1/2031 (b)	1,000,000	1,000,000
New York City, General Obligation, Series J-3, 1.05%*, 2/15/2016 (b)	500,000	500,000
New York City, Ida Peninsula Hospital, 1.08%*, 12/1/2013 (b)	965,000	965,000
New York City, Industrial Development Revenue, Industrial Development Agency, Series B, 1.2%*, 6/1/2032 (b)	1,500,000	1,500,000
New York City, Transitional Finance Authority Revenue Series 98A, 1.07%*, 11/15/2022 (b)	45,000	45,000
New York State, General Obligation, ETM, 5.0%, 7/15/2004 (b)	805,000	830,803
New York State, Dormitory Authority, Merlots, 144A, 1.11%*, 3/15/2023	700,000	700,000
New York State, Metropolitan Transportation Authority, 144A, 1.13%*, 11/15/2021 (b) (c)	1,200,000	1,200,000
New York State, Metropolitan Transportation Authority, Series 1040, 144A, 1.11%*, 11/15/2020 (b) (c)	300,000	300,000
New York State, Power Authority, 0.88%, 10/20/2003	1,000,000	1,000,000
New York State, Power Authority, 0.9%, 11/7/2003	1,000,000	1,000,000
New York State, Power Authority, 0.9%, 10/9/2003	1,200,000	1,200,000
New York State, Dormitory Authority, Columbia University, 0.85%, 1/9/2004	500,000	500,000
New York State, General Obligation, 1.48%*, 11/30/2018 (b)	400,000	400,230
New York State, General Obligation, Series B, 1.02%*, 3/15/2030 (b)	1,000,000	1,000,000
New York State, Housing Finance Agency Revenue, East 39th St. Housing, Series A, AMT, 1.08%*, 11/15/2031 (b)	2,200,000	2,200,000
New York State, Housing Finance Agency Revenue, Series A, AMT, 1.1%*, 5/1/2029 (b)	1,500,000	1,500,000
New York State, Housing Finance Agency Revenue, Series D, 1.03%*, 3/15/2026 (b)	1,000,000	1,000,000
New York State, Local Government Assistance Corp., 5.5%, 4/1/2004 (b) (c)	200,000	204,304
New York State, Local Government Assistance Corp., Series A, 1.05%*, 4/1/2022 (b) (c)	600,000	600,000
New York State, Thruway Authority, General Revenue, Bond Anticipation Notes, Series A, 1.125%, 3/25/2004	400,000	400,000
New York State, Thruway Authority, Series 03-4, 1.14%*, 4/1/2017 (b) (c)	1,225,000	1,225,000
New York, Hospital and Healthcare Revenue, State Dorm Authority, Revenue, Series D-2B, 1.05%*, 2/15/2031 (b) (c)	500,000	500,000
New York, Multi Family Housing Revenue, Housing Finance Agency, Series A, 1.11%*, 11/1/2028 (b) (c)	2,600,000	2,600,000
New York, Core City General Obligation, Transportation Finance Authority, 1.16%*, 2/1/2029	400,000	400,000
New York, Higher Education Revenue, Dorm Authority, Series 651, 144A, 1.1%*, 7/1/2024 (b) (c)	575,000	575,000
New York, School District General Obligation, 1.25%, 6/30/2004 (b)	500,000	501,662
New York, Water and Sewer Revenue, Environmental Facilities Corp., Series F, 1.5%, 1/15/2004	820,000	821,644
New York, Single Family Housing Revenue, Housing Finance Agency, Series A, 1.12%*, 11/1/2036, (b)	2,000,000	2,000,000
Niagara Country, Industrial Development Agency, Civic Facilities Revenue, NYCARC, Inc., Opportunities Unlimited, Series A, 1.15%*, 9/1/2021 (b)	1,130,000	1,130,000
Oneida Indian Nation, Revenue Bonds, 1.1%*, 10/1/2032 (b)	2,500,000	2,500,000
Otsego County, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Service Corp. Project, Series A Riverhead, Public Improvement, 1.12%*, 3/1/2025 (b)	930,000	930,000
Rockland County, General Obligation, 2.0%, 2/26/2004	1,500,000	1,505,385
Schenectady County, Hospital and Healthcare Revenue, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.1%*, 8/1/2033 (b)	790,000	790,000
Schoharie County, Industrial Development Agency, Civic Facilities Revenue, Bassett Hospital Project Series B-13, 1.15%*, 2/1/2021 (b)	695,000	695,000
South Glens Falls County, School District GO, Central School District, 2.5%, 11/15/2003 (b) (c)	480,000	480,891
St. Lawrence County, Industrial Development Agency, Environmental Improvement Revenue, Reynolda Metals Company Project, AMT, 1.12%*, 5/1/2025 (b)	300,000	300,000
Suffolk County, Tax Anticipation Notes, 2.0%, 9/8/2004	750,000	756,460
Triborough Bridge and Tunnel Authority, Special Obligation, 144A, 1.11%*, 11/15/2021 (b) (c)	1,800,000	1,800,000
Triborough Bridge and Tunnel Authority, Special Obligation, 1.05%*, 1/1/2031 (b) (c)	500,000	500,000
Total Municipal Investments (Cost $49,763,278)		49,763,278

Money Market Fund 0.01%
Black Rock Provident Institutional New York Money Fund Portfolio, 0.93%, (Cost $5,890)	5,894	5,890
Total Investment Portfolio - 100.0% (Cost $49,769,168) (a)		49,769,168

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2003.
(a) The cost for federal income tax purposes was $49,769,168.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Pennsylvania 85.0%
Allegeny County Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.1%*, 7/15/2028 (c)	200,000	200,000
Allentown Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 1.12%*, 7/1/2023 (b)	200,000	200,000
Butler County, 2.0%, 7/15/2004 (c)	350,000	352,596
Cumberland County, Municipal Authority, Retirement Community Revenue, Wesley Affiliated Services, Series C, 1.1%*, 1/1/2037 (b)	300,000	300,000
Delaware County, Industrial Development Authority, 1.22%*, 12/1/2009	100,000	100,000
Delaware Valley, Regional Finance Authority, 1.1%*, 8/1/2016 (b)	700,000	700,000
Downingtown Area School District, 2.0%, 6/1/2004 (c)	290,000	291,781
Economic Development Authority, Amtrak Project, Series B, AMT, 1.1%*, 11/1/2041 (b)	350,000	350,000
Economic Development Authority, Reliant Energy Seward LLC Project, Series A, AMT, 1.1%*, 12/1/2036 (b)	300,000	300,000
Economic Development Authority, Reliant Energy Seward LLC Project, Series B, AMT, 1.2%*, 12/1/2036 (b)	300,000	300,000
Higher Education Authority, Facilities College and University Revenue, Carnegie Mellon University, 6.0%, 11/1/2003	300,000	301,244
Higher Education Facilities Authority, Health Services Revenue, 1.18%*, 1/1/2017 (b)	200,000	200,000
Higher Education Facilities Authority, University of Pennsylvania Health Services, Series B, 1.07%*, 1/1/2026 (b)	200,000	200,000
Lehigh County Individual Development Authority, Pollution Control Revenue, 1.03%*, 10/1/2014 (b)	705,000	705,000
Manheim Township School District, 1.13%*, 6/1/2016 (b) (c)	400,000	400,000
Pennsylvania State, 5.38%, 11/15/2003 (c)	490,000	492,437
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Community College, Series A, Prerefunded, 5.9%, 5/1/2007 (c)	200,000	209,587
Public School Building Authority, College Revenue, Northampton County Area, 1.75%, 4/1/2004 (c)	245,000	246,031
Reading, 5.4%, 11/15/2003 (c)	420,000	422,060
Somerset County Industrial Development Authority, AMT, 1.23%*, 3/2/2015	50,000	50,000
State Merlots, Series A15, 144A, 1.15%*, 1/1/2017 (b) (c)	450,000	450,000
Trafford School District, Prerefunded, 5.85%, 5/1/2014 (c)	200,000	205,554
Washington County Authority Lease Revenue Higher Education, Pooled Equipment Lease, 1.12%*, 11/1/2005 (b)	265,000	265,000
		7,241,290
California 1.2%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., Lease Revenue, 1.16%*, 12/1/2025 (b)	100,000	100,000
Michigan 1.5%
State Housing Development Authority, River Place Apartments, AMT, 1.16%*, 6/1/2018 (b)	125,000	125,000
New York 5.3%
New York City Transitional Financial Authority, 1.16%*, 2/1/2029 (b)	450,000	450,000
Ohio 1.2%
Higher Educational Facilities Community Revenue, 1.25%*, 9/1/2025 (b)	100,000	100,000
Puerto Rico 2.3%
Puerto Rico Commonwealth, 1.13%*, 7/1/2020 (b) (c)	200,000	200,000
Texas 3.5%
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corporate Revenue, Learjet Project, Inc., Series A-1, AMT, 1.2%*, 1/1/2016 (b)	300,000	300,000
Total Investment Portfolio - 100.0% (Cost $8,516,290) (a)		8,516,290

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2003.
(a) Cost for federal income tax purposes was $8,516,290.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At September 30, 2003, insurance concentrations greater than 10% of the Total Investment Portfolio were FGIC (10%) and MBIA (13%).

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Florida 88.9%
Broward County, School Board Certificates Partnership, 144A, 1.15%*, 7/1/2019 (c)	900,000	900,000
Dade County, Industrial Development Authority, Dolphins Stadium Project, Series D, 1.1%*, 1/1/2016 (b)	120,000	120,000
Dade County, Industrial Development Authority, Gulliver Schools Project, 1.15%*, 9/1/2029 (b)	800,000	800,000
Dade County, Industrial Development Authority, Spectrum Programs Inc. Project, 1.15%*, 9/2/2016 (b)	150,000	150,000
Dade County, School Board Certificates Partnership, Series A, Prerefunded, 5.75%, 5/1/2009 (c)	1,140,000	1,183,366
Florida Board of Education, Lottery Revenue, 1.13%*, 7/1/2010 (c)	600,000	600,000
Florida Board of Education, Series E, Prerefunded, 5.2%, 6/1/2005	500,000	518,926
Florida Housing Finance Agency, Multifamily Housing, Hampton Lakes, 1.15%*, 7/1/2008 (b)	700,000	700,000
Highlands County, Health Facilities Authority Revenue, Adventist Health, Series A, 1.1%*, 11/15/2032 (b)	150,000	150,000
Hillsborough County, Industrial Development Authority, Industrial Development Revenue, Seaboard Tampa, AMT, 1.3%*, 12/1/2016 (b)	500,000	500,000
Indian River County, District Hospital Revenue, 1.17%*, 10/1/2015 (b)	745,000	745,000
Jacksonville, FL, Electric Authority Revenue, 0.90%, 12/10/2003	500,000	500,000
Jacksonville, FL, Industrial Development, Airport Hotel Project, 1.05%*, 7/1/2013 (b)	800,000	800,000
Lee County, Airport Revenue, Series 811-X, AMT, 144A, 1.19%*, 10/1/2029 (c)	1,500,000	1,500,000
Lee County, Industrial Development Authority, Healthcare Facilities Revenue, Cypress Cove Healthpark, Series B, 1.1%*, 10/1/2007 (b)	1,450,000	1,450,000
Orange County, Housing Finance Authority Revenue, Mulitfamily Housing, Falcon Trace Apartments Project, Series D, AMT, 1.11%*, 10/1/2032	560,000	560,000
Orange County, Housing Finance Authority Revenue, Mulitfamily Housing, Smokewood, 1.1%*, 12/1/2029	550,000	550,000
Orlando, FL, Capital Improvements Revenue, 0.90%, 11/7/2003	700,000	700,000
Orlando, FL, Capital Improvements Revenue, 1.00%, 1/13/2004	600,000	600,000
Orlando, FL, Utility Committee, 0.87%, 10/14/2003	700,000	700,000
Pinellas County, Sewer Revenue, 3.0%, 10/1/2003 (c)	225,000	225,000
Sarasota County Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 1.15%*, 12/1/2023 (b)	300,000	300,000
St. Lucie County, FL, School District, 2.0%, 7/1/2004 (c)	500,000	503,901
University Athletic Association, FL, Capital Improvement Revenue, University of Florida Stadium Project, 1.23%*, 2/1/2020 (b)	400,000	400,000
		15,156,193
Illinois 2.9%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.15%*, 4/1/2024 (b)	500,000	500,000
New York 6.4%
New York City, Transitional Finance Authority, 1.16%*, 2/1/2029	1,100,000	1,100,000
Wyoming 1.8%
Platte County, Pollution Control Revenue, Series B, 1.23%*, 7/1/2014 (b)	300,000	300,000
Total Investment Portfolio - 100.0% (Cost $17,056,193) (a)		17,056,193

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2003.
(a) The cost for federal income tax purposes was $17,056,193.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At September 30, 2003, insurance concentrations greater than 10% of the Total Investment Portfolio were MBIA (13%) and FSA (10%).

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New Jersey 67.1%
Atlantic County, Import Authority Revenue, 1.05%*, 7/1/2026 (b)	600,000	600,000
Camden County, Import Authority Revenue, Series A, 1.2%*, 7/1/2029 (b)	500,000	500,000
Essex County, Series A-1, 5.0%, 11/15/2003 (c)	300,000	301,461
Morris County , 2.25%, 5/3/2004	855,000	861,194
Morris County , 5.125%, 11/15/2003	200,000	200,884
New Jersey, Economic Development Authority, Dock Facilities Revenue, Bayonne-IMTT Project, Series C, 1.18%*, 12/1/2027 (b)	300,000	300,000
New Jersey, Economic Development Authority, Economic Development Revenue, Airis Newark LLC Project, AMT, 1.1%*, 1/1/2019 (b) (c)	900,000	900,000
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 1.2%*, 12/1/2007 (b)	1,000,000	1,000,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Container LLC, AMT, 1.12%*, 7/1/2030 (b)	1,800,000	1,800,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 1.1%*, 12/1/2031 (b)	800,000	800,000
New Jersey, Economic Development Authority, Water Facilities Revenue, 1.18%*, 11/1/2026 (b) (c)	700,000	700,000
New Jersey, Economic Development Authority, Water Facilities Revenue, 1.23%*, 11/1/2025 (c)	200,000	200,000
New Jersey, Education Development Authority, 0.80%, 11/10/2003	1,000,000	1,000,000
New Jersey, Education Development Authority, Keystone Project, 0.83%, 11/7/2003	2,000,000	2,000,000
New Jersey, Health Facilities Financing Authority Revenue, Prerefunded, 6.25%*, 7/1/2016 (c)	1,140,000	1,207,819
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series B, 1.05%*, 7/1/2035 (b)	600,000	600,000
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series D, 1.05%*, 7/1/2035 (b)	2,000,000	2,000,000
New Jersey, Sports & Exposition Authority State Contract, Series C, 1.05%*, 9/1/2024 (c)	975,000	975,000
New Jersey, Turnpike Authority Revenue, Series A10, 144A, 1.12%*, 1/1/2016 (b) (c)	995,000	995,000
Salem County, Industrial Pollution Control Financing Authority , 1.0%*, 3/1/2012	1,700,000	1,700,000
State of New Jersey, Series D, 5.5%, 2/15/2004	2,800,000	2,847,486
West Orange School District, 2.0%, 11/1/2003 (c)	415,000	415,378
		21,904,222
California 3.7%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., AMT, 1.2%*, 12/1/2025 (b)	430,000	430,000
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., Lease Revenue, 1.16%*, 12/1/2025 (b)	780,000	780,000
		1,210,000
District of Columbia 2.0%,
District of Columbia, Multimodal Medlantic, Series A, 1.07%*, 6/1/2015 (c)	140,000	140,000
District of Columbia, Multimodal Medlantic, Series C, 1.25%*, 8/15/2038 (b) (c)	500,000	500,000
		640,000
Florida 0.3%
University Athletic Association, Inc.,Capital Improvement Revenue, University of Florida Stadium Project, 1.23%*, 2/1/2020 (b)	100,000	100,000
Illinois 0.6%
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, 1.35%*, 8/1/2025 (b)	200,000	200,000
Kentucky 1.1%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.0%*, 8/1/2013 (b)	200,000	200,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.25%*, 11/1/2030 (b)	150,000	150,000
		350,000
Michigan 0.3%
Detroit, Economic Development Corporation, Waterfront Reclamation, Series A, 1.1%*, 5/1/2009 (b)	100,000	100,000
New York 9.1%
Columbia University, 0.88%, 1/8/2004	490,000	490,000
Port Authority of New York and New Jersey, Consolidation Notes, Series UU, 2.0%, 10/15/2003	300,000	300,111
Port Authority of New York and New Jersey, Obligation Revenue, 144A, 1.15%*, 6/1/2011 (b) (c)	700,000	700,000
New York, New York City Transitional Finance Authority, 1.16%*, 2/1/2029	1,495,000	1,495,000
		2,985,111
Pennsylvania 7.7%
Delaware River Port Authority of Pennsylvania and New Jersey Revenue, 1.12%*, 1/1/2026 (b) (c)	2,500,000	2,500,000
Puerto Rico 4.4%
Puerto Rico, Commonwealth, Series D, 1.13%*, 7/1/2020 (c)	1,000,000	1,000,000
Puerto Rico, Commonwealth Highway and Transportation Authority Revenue, 1.06%*, 1/1/2009	200,000	200,000
Puerto Rico, Commonwealth Highway and Transportation Authority Revenue, Series A, 1.05%*, 7/1/2028 (c)	250,000	250,000
		1,450,000
Wyoming 3.7%
Gillette, Industrial Development Revenue, Allwire Project, AMT, 1.2%*, 12/1/2011 (b)	1,200,000	1,200,000
Total Investment Portfolio - 100.0% (Cost $32,639,333) (a)		32,639,333

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2003.
(a) Cost for federal income tax purposes was $32,639,333.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At September 30, 2003, insurance concentrations greater than 10% of the Total Investment Portfolio were AMBAC (10%) and MBIA (11%).

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Michigan 83.8%
Bangor Township School District, School Building and Site, 2.0%, 5/1/2004 (c)	345,000	347,092
Battle Creek Downtown Development Authority, Prerefunded, 7.65%, 5/1/2022	250,000	264,764
Detroit City School District, 144A, 1.13%*, 5/1/2023 (b) (c)	150,000	150,000
Detroit City School District, 144A, 1.16%*, 5/1/2017 (b) (c)	200,000	200,000
Detroit Economic Development Corp., Waterfront Reclamation, Series A, 1.1%*, 5/1/2009 (b)	177,000	177,000
Detroit Water Supply System, Series B24, 144A, 1.15%*, 7/1/2026 (b) (c)	300,000	300,000
Fremont Hospital Finance Authority, 1.1%*, 8/1/2024 (b)	45,000	45,000
Garden City Hospital Revenue, Series A, 1.14%*, 9/1/2026 (b)	25,000	25,000
Green Lake Township Economic Development Corp., 1.07%*, 6/1/2027 (b)	100,000	100,000
Jackson Public Schools, Student Aid Anticipation Notes, 2.0%, 5/21/2004 (b)	200,000	201,239
Michigan Hospital Financial Authority Revenue, Covenant Retirement, Series A, 1.1%*, 12/1/2029 (b)	30,000	30,000
Michigan Strategic Fund, Hope Network, Inc. Project, Series A, 1.17%*, 9/1/2023 (b)	30,000	30,000
Michigan Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.25%*, 10/1/2015	400,000	400,000
Michigan Strategic Fund, Limited Obligation Revenue, Creative Foam Corp. Project, AMT, 1.35%*, 11/1/2011 (b)	200,000	200,000
Michigan Strategic Fund, Republic Services, Inc. Project, AMT, 1.2%*, 8/1/2031 (b)	100,000	100,000
Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (b)	100,000	100,858
Public Power Agency Revenue, Campbell Project, Series A, 5.5%, 1/1/2004 (c)	255,000	257,755
State Government School Loan, 0.95%, 10/14/2003	500,000	500,000
Sterling Heights Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.35%*, 2/1/2016 (b)	200,000	200,000
University of Michigan, General Revenue Hospital, Series A , 1.15%*, 12/1/2019	100,000	100,000
Wayne Charter County, Airport Revenue, 4.3%, 12/1/2003 (c)	145,000	145,671
		3,874,379
Arizona 4.3%
Pocahontas Industrial Development Revenue, MacLean Esna LP Project, AMT, 1.15%*, 5/1/2015 (b)	200,000	200,000
Florida 2.2%
University Athletic Association, Inc., Capital Improvement Revenue, University of Florida Stadium Project, 1.23%*, 2/1/2020 (b)	100,000	100,000
Minnesota 3.3%
Elk River Independent School District No. 728, 1.18%*, 2/1/2015 (c)	150,000	150,000
New Hampshire 3.1%
Health and Education Authority, Hospital Revenue, 1.2%*, 10/1/2021 (b)	145,000	145,000
Ohio 3.3%
Higher Educational Facilities Community Revenue, Pooled Program, Series C, 1.25%*, 9/1/2025 (b)	150,000	150,000
Total Investment Portfolio - 100.0% (Cost $4,619,379) (a)		4,619,379

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2003.
(a) The cost for federal income tax purposes was $4,619,379.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2003 (Unaudited)
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 49,769,168	$ 8,516,290	$ 17,056,193	$ 32,639,333	$ 4,619,379
Cash	-	-	87,958	-	12,310
Receivable for investments sold	-	45,000	-	500,381	5,000
Interest receivable	106,600	46,187	62,422	88,041	22,448
Receivable for Fund shares sold	1,913,074	95,235	-	527,458	-
Due from Advisor	-	23,326	-	-	32,997
Other assets	566	29	3,454	3,229	172
Total assets	51,789,408	8,726,067	17,210,027	33,758,442	4,692,306
Liabilities
Due to custodian bank	52,518	49,271	-	540,616	-
Dividends payable	235	42	35	105	31
Payable for Fund shares redeemed	1,640,569	207,455	-	721,177	19,885
Accrued management fee	9,465	-	3,257	6,363	-
Other accrued expenses and payables	63,969	1,061	6,441	16,011	14,193
Total liabilities	1,766,756	257,829	9,733	1,284,272	34,109
Net assets, at value	$ 50,022,652	$ 8,468,238	$ 17,200,294	$ 32,474,170	$ 4,658,197
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	(205)	(78)	-	1,701	(83)
Accumulated net realized gain (loss)	8,929	675	(62)	-	(7)
Paid-in capital	50,013,928	8,467,641	17,200,356	32,472,469	4,658,287
Net assets, at value	$ 50,022,652	$ 8,468,238	$ 17,200,294	$ 32,474,170	$ 4,658,197
Shares outstanding	50,014,484	8,467,636	17,200,297	32,474,167	4,658,293
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 259,363	$ 41,418	$ 105,996	$ 164,566	$ 40,533
Expenses: Management fee	54,812	8,645	22,194	35,721	8,141
Services to shareholders	14,308	8,186	20,311	27,303	11,011
Custodian fees	1,923	3,266	6,870	7,554	1,920
Distribution service fees	124,573	19,647	50,442	81,214	12,951
Auditing	8,680	38,830	31,531	22,497	37,273
Legal	2,190	3,147	3,608	3,262	1,106
Trustees' fees and expenses	7,105	3,056	6,121	7,249	2,625
Registration fees	-	4,217	6,134	7,947	-
Other	-	-	2,095	7,799	-
Total expenses, before expense reductions	213,591	88,994	149,306	200,546	75,027
Expense reductions	(11,447)	(53,036)	(57,835)	(55,147)	(44,006)
Total expenses, after expense reductions	202,144	35,958	91,471	145,399	31,021
Net investment income	57,219	5,460	14,525	19,167	9,512
Net gain (loss) on investment transactions	9,897	675	-	-	-
Net increase (decrease) in net assets resulting from operations	$ 67,116	$ 6,135	$ 14,525	$ 19,167	$ 9,512

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 57,219	$ 423,452	$ 5,460	$ 81,597	$ 14,525	$ 158,315
Net realized gain (loss) on investment transactions	9,897	(896)	675	-	-	-
Net increase (decrease) in net assets resulting from operations	67,116	422,556	6,135	81,597	14,525	158,315
Distributions to shareholders from net investment income	(57,424)	(423,452)	(5,538)	(79,981)	(14,525)	(158,312)
Fund share transactions: Proceeds from shares sold	127,366,953	403,510,180	23,074,833	91,316,622	50,061,104	188,512,211
Reinvestment of distributions	57,767	404,161	5,604	78,400	14,346	152,990
Cost of shares redeemed	(126,637,845)	(518,595,681)	(21,273,845)	(113,711,565)	(52,998,079)	(226,025,417)
Net increase (decrease) in net assets from Fund share transactions	786,875	(114,681,340)	1,806,592	(22,316,543)	(2,922,629)	(37,360,216)
Increase (decrease) in net assets	796,567	(114,682,236)	1,807,189	(22,314,927)	(2,922,629)	(37,360,213)
Net assets at beginning of period	49,226,085	163,908,321	6,661,049	28,975,976	20,122,923	57,483,136
Net assets at end of period	$ 50,022,652	$ 49,226,085	$ 8,468,238	$ 6,661,049	$ 17,200,294	$ 20,122,923
Undistributed (accumulated distributions in excess of) net investment income	$ (205)	$ -	$ (78)	$ -	$ -	$ -
Other Information
Shares outstanding at beginning of period	49,227,590	163,908,930	6,661,045	28,977,593	20,122,924	57,483,139
Shares sold	127,366,971	403,510,180	23,074,832	91,316,619	50,061,106	188,512,211
Shares issued to shareholders in reinvestment of distributions	57,767	404,161	5,604	78,400	14,346	152,990
Shares redeemed	(126,637,844)	(518,595,681)	(21,273,845)	(113,711,567)	(52,998,079)	(226,025,416)
Net increase (decrease) in Fund shares	786,894	(114,681,340)	1,806,591	(22,316,548)	(2,922,627)	(37,360,215)
Shares outstanding at end of period	50,014,484	49,227,590	8,467,636	6,661,045	17,200,297	20,122,924

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 19,167	$ 151,242	$ 9,512	$ 130,567
Net increase (decrease) in net assets resulting from operations	19,167	151,242	9,512	130,567
Distributions to shareholders from net investment income	(19,166)	(151,239)	(9,608)	(130,563)
Fund share transactions: Proceeds from shares sold	83,971,901	230,076,716	6,503,623	55,698,725
Reinvestment of distributions	18,855	149,262	9,732	127,434
Cost of shares redeemed	(81,537,298)	(269,954,942)	(10,260,107)	(83,972,242)
Net increase (decrease) in net assets from Fund share transactions	2,453,458	(39,728,964)	(3,746,752)	(28,146,083)
Increase (decrease) in net assets	2,453,459	(39,728,961)	(3,746,848)	(28,146,079)
Net assets at beginning of period	30,020,711	69,749,672	8,405,045	36,551,124
Net assets at end of period	$ 32,474,170	$ 30,020,711	$ 4,658,197	$ 8,405,045
Undistributed (accumulated distributions in excess of) net investment income	$ 1,701	$ 1,700	$ (83)	$ 13
Other Information
Shares outstanding at beginning of period	30,020,707	69,749,675	8,405,045	36,551,128
Shares sold	83,971,903	230,076,712	6,503,623	55,698,725
Shares issued to shareholders in reinvestment of distributions	18,855	149,262	9,732	127,434
Shares redeemed	(81,537,298)	(269,954,942)	(10,260,107)	(83,972,242)
Net increase (decrease) in Fund shares	2,453,460	(39,728,968)	(3,746,752)	(28,146,083)
Shares outstanding at end of period	32,474,167	30,020,707	4,658,293	8,405,045

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.03	.02
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.12**	.42	1.24	3.11	2.59	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	49	164	175	242	184
Ratio of expenses before expense reductions (%)	.86*	.95	1.04	1.18[c]	.97	.98
Ratio of expenses after expense reductions (%)	.81*	.95	.94	.87[c]	.80	.80
Ratio of net investment income (%)	.23*	.41	1.23	3.10	2.58	2.41

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.03	.02
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.08**	.39	1.33	3.15	2.58	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	7	29	25	21	6
Ratio of expenses before expense reductions (%)	2.26*	1.28	1.09	1.36[d]	1.39	1.12
Ratio of expenses after expense reductions (%)	.92*	1.00	.95	.96[d]	.90	.90
Ratio of net investment income (%)	.14*	.44	1.27	3.07	2.61	2.40

a For the six months ended September 30, 2003 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.
* Annualized
** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.02	.02
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.07**	.37	1.36	3.19	2.57	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	20	57	57	37	20
Ratio of expenses before expense reductions (%)	1.48*	1.11	1.08	1.26[c]	1.13	1.09
Ratio of expenses after expense reductions (%)	.91*	.99	.95	.96[c]	.90	.85
Ratio of net investment income (%)	.14*	.40	1.34	3.06	2.58	2.36

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.003	.01	.03	.02	.02
Less distributions from net investment income	(.001)	(.003)	(.01)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.06**	.30	1.12	2.89	2.38	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	30	70	77	47	15
Ratio of expenses before expense reductions (%)	1.24*	1.13	1.00	1.14[d]	1.13	1.12
Ratio of expenses after expense reductions (%)	.90*	.99	.95	.95[d]	.90	.90
Ratio of net investment income (%)	.12*	.30	1.15	2.80	2.42	2.13

a For the six months ended September 30, 2003 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.
* Annualized
** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.006	.01	.03	.03	.02
Less distributions from net investment income	(.001)	(.006)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.12**	.56	1.50	3.36	2.77[d]	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	8	37	29	23	36
Ratio of expenses before expense reductions (%)	2.03*	1.01	.91	1.16[e]	.91	.87*
Ratio of expenses after expense reductions (%)	.84*	.83	.75	.78[e]	.75	.75*
Ratio of net investment income (%)	.26*	.62	1.44	3.28	2.65	2.62*

a For the six months ended September 30, 2003 (Unaudited).
b For the period April 6, 1998 (commencement of operations) to March 31,1999.
c Total returns would have been lower had certain expenses not been reduced.
d Total returns for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company organized as a Massachusetts business trust. The Trust offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2003, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Tax-Exempt New York Money Market Fund	72	3/31/2009
	896	3/31/2011
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

Distribution of Income. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At March 31, 2003, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Tax-Exempt New York Money Market Fund
Undistributed tax-exempt income*	$ 7,070
Undistributed taxable income	$ -
Capital loss carryforwards	$ (968)
Net unrealized appreciation (depreciation) on investments	$ -

Investors Pennsylvania Municipal Cash Fund
Undistributed tax-exempt income*	$ 824
Undistributed taxable income	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Florida Municipal Cash Fund
Undistributed tax-exempt income*	$ 1,654
Undistributed taxable income	$ -
Capital loss carryforwards	$ (62)
Net unrealized appreciation (depreciation) on investments	$ -

Investors New Jersey Municipal Cash Fund
Undistributed tax-exempt income*	$ 2,781
Undistributed taxable income	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Michigan Municipal Cash Fund
Undistributed tax-exempt income*	$ 1,140
Undistributed taxable income	$ -
Capital loss carryforwards	$ (7)
Net unrealized appreciation (depreciation) on investments	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2003, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	54,812	-	.22
Investors Pennsylvania Municipal Cash Fund	8,645	8,645.00
Investors Florida Municipal Cash Fund	22,194	-	.22
Investors New Jersey Municipal Cash Fund	35,271	-	.22
Investors Michigan Municipal Cash Fund	8,141	8,141.00

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annual expenses of the Funds as follows:

For the period March 31, 2003 to September 30, 2003:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.85%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this agreement, for the period ended September 30, 2003, the Advisor reimbursed additional expenses as follows:

Investors Pennsylvania Municipal Cash Fund	$ 20,516
Investors Michigan Municipal Cash Fund	$ 20,427

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor reimbursed additional expenses as follows:

Investors Pennsylvania Municipal Cash Fund	$ 3,620
Investors Michigan Municipal Cash Fund	$ 555

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Funds. For the the six months ended September 30, 2003, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at September 30, 2003 ($)
Tax-Exempt New York Money Market Fund	12,910	11,385	4,570
Investors Pennsylvania Municipal Cash Fund	598	598	-
Investors Florida Municipal Cash Fund	13,412	13,412	-
Investors New Jersey Municipal Cash Fund	24,571	24,571	-
Investors Michigan Municipal Cash Fund	1,926	1,926	-

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the six months ended September 30, 2003, was as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at September 30, 2003 ($)
Tax-Exempt New York Money Market Fund	124,573	-	20,445
Investors Pennsylvania Municipal Cash Fund	19,647	19,647	-
Investors Florida Municipal Cash Fund	50,442	44,346	-
Investors New Jersey Municipal Cash Fund	81,214	30,550	-
Investors Michigan Municipal Cash Fund	12,951	12,951	-

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

2. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended September 30, 2003, the Funds' custodian fees were reduced as follows:

Fund	Custodian Fee ($)
Tax-Exempt New York Money Market Fund	62
Investors Pennsylvania Municipal Cash Fund	10
Investors Florida Municipal Cash Fund	77
Investors New Jersey Municipal Cash Fund	26
Investors Michigan Municipal Cash Fund	6

3. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt New York Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt New York Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                  Investors Pennsylvania Municipal Money Market Fund

By:                          /s/Richard T. Hale
                             ---------------------------
                             Richard T. Hale
                             Chief Executive Officer

Date:                        November 24, 2003
                             ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                  Investors Pennsylvania Municipal Money Market Fund

By:                         /s/Richard T. Hale
                            ---------------------------
                            Richard T. Hale
                            Chief Executive Officer

Date:                       November 24, 2003
                            ---------------------------

By:                         /s/Charles A. Rizzo
                            ---------------------------
                            Charles A. Rizzo
                            Chief Financial Officer

Date:                       November 24, 2003
                            ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        Investors Florida Municipal Money Market Fund

By:                                /s/Richard T. Hale
                                   ---------------------------
                                   Richard T. Hale
                                   Chief Executive Officer

Date:                              November 24, 2003
                                   ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                        Investors Florida Municipal Money Market Fund

By:                                /s/Richard T. Hale
                                   ---------------------------
                                   Richard T. Hale
                                   Chief Executive Officer

Date:                              November 24, 2003
                                   ---------------------------

By:                                /s/Charles A. Rizzo
                                   ---------------------------
                                   Charles A. Rizzo
                                   Chief Financial Officer

Date:                              November 24, 2003
                                   ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                     Investors New Jersey Municipal Money Market Fund

By:                             /s/Richard T. Hale
                                ---------------------------
                                Richard T. Hale
                                Chief Executive Officer

Date:                           November 24, 2003
                                ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                     Investors New Jersey Municipal Money Market Fund

By:                             /s/Richard T. Hale
                                ---------------------------
                                Richard T. Hale
                                Chief Executive Officer

Date:                           November 24, 2003
                                ---------------------------

By:                             /s/Charles A. Rizzo
                                ---------------------------
                                Charles A. Rizzo
                                Chief Financial Officer

Date:                           November 24, 2003
                                ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                       Investors Michigan Municipal Money Market Fund

By:                               /s/Richard T. Hale
                                  ---------------------------
                                  Richard T. Hale
                                  Chief Executive Officer

Date:                             November 24, 2003
                                  ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                       Investors Michigan Municipal Money Market Fund

By:                               /s/Richard T. Hale
                                  ---------------------------
                                  Richard T. Hale
                                  Chief Executive Officer

Date:                             November 24, 2003
                                  ---------------------------

By:                               /s/Charles A. Rizzo
                                  ---------------------------
                                  Charles A. Rizzo
                                  Chief Financial Officer

Date:                             November 24, 2003
                                  ---------------------------